Subsidiaries - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018	Jan. 01, 2015	Dec. 31, 2014
Disclosure of subsidiaries [Line Items]
Pro-forma revenue			$ 232,187
Pro-forma net income			$ 42,774
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	67.00%	69.00%
Chunghwa Investment Co., Ltd. (CHI) [Member] | Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	38.30%		38.30%
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage			29.31%		28.18%
Senao International Co., Ltd. (SENAO) [Member] | Youth Co., Ltd. (Youth) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage			89.48%			70.00%
Discount rate applied to cash flow projections	14.80%	14.60%	16.30%
Impairment loss	$ 9	$ 0	$ 0
Chunghwa Telecom Co., Ltd. [Member] | Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	28.93%	29.00%
Chunghwa Telecom Co., Ltd. [Member] | CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Equity ownership percentage	70.43%			69.31%